Segment Reporting - Summary of Total Revenues by Location of Contracting Customer (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 539,568	$ 77,157	¥ 515,822	¥ 537,435
Overseas [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	100,928	14,432	100,088	61,244
Chinese mainland [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 438,640	$ 62,725	¥ 415,734	¥ 476,191